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                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                   REPORT OF THE QUARTER ENDED JUNE 30, 2001

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                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM)
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                         IF AMENDED REPORT, CHECK HERE:

Name of Institutional Investment Manager:
VILLANOVA MUTUAL FUND CAPITAL TRUST
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Business Address:
THREE NATIONWIDE PLAZA    COLUMBUS,         OH             43216
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Street                    City              State           Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:
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ATTENTION - International misstatements or omissions of facts constitute
Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

FORM 13F FILE NUMBER: 28-05161
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        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously-submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager caused this report to be signed on its behalf in the City of Columbus and the State of Ohio on the 15th day of May, 2001.

                                      VILLANOVA MUTUAL FUND CAPITAL TRUST
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                                   (Name of Institutional Investment Manager)

                                      Kevin S. Crossett
                                      Vice President - Associate General Counsel
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              (Manual signature of Person Duly Authorized to submit this Report)

Report Type (Check only one):
         13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.)

     [X] 13F NOTICE. (check here if no holdings reported are in this report and all holdings are reported in by other reporting manager(s).)

         13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Manager: (If there are no entries in this list, omit this section.)
                        FORM CONTINUES ON FOLLOWING PAGE
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                        Form 13F Villanova Summary Page



 Report Summary: 13F Notice Filing



List of Other Managers Reporting for this Manager:

13F File Number      Name

28-203               Oppenheimer Management Corporation